Deposits (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deposits (Details) [Line Items]
Certificate of deposits	$ 250,000
Deposit totaling		$ 13,100,000
Deposit Account [Member]
Deposits (Details) [Line Items]
Deposit totaling		$ 11,200,000